Results by business segment (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Disclosure of operating segments

	For the year ended October 31, 2024

(Millions of Canadian dollars)	Personal Banking (1)	Commercial Banking (1)	Wealth Management (1)	Insurance	Capital Markets (1), (2)	Corporate Support (2)	Total	Canada	United States	Other International
Net interest income (3)	$12,438	$6,061	$4,979	$–	$3,183	$1,292	$27,953	$22,281	$4,268	$1,404
Non-interest income	4,904	1,321	14,647	1,224	8,829	(1,534)	29,391	13,566	10,766	5,059
Total revenue	17,342	7,382	19,626	1,224	12,012	(242)	57,344	35,847	15,034	6,463
Provision for credit losses	1,802	975	29	2	424	–	3,232	2,876	276	80
Non-interest expense	7,485	2,512	15,312	285	7,016	1,640	34,250	17,321	12,553	4,376
Net income (loss) before income taxes	8,055	3,895	4,285	937	4,572	(1,882)	19,862	15,650	2,205	2,007
Income taxes (recoveries)	2,134	1,077	863	208	(1)	(659)	3,622	4,384	(675)	(87)
Net income	$5,921	$2,818	$3,422	$729	$4,573	$(1,223)	$16,240	$11,266	$2,880	$2,094
Non-interest expense includes:
Depreciation and amortization	$1,105	$62	$1,223	$6	$528	$(11)	$2,913	$1,747	$846	$320
Impairment of other intangibles	21	–	23	2	22	–	68	44	22	2

Total assets	$555,029	$187,142	$184,503	$29,288	$1,127,661	$87,959	$2,171,582	$1,205,561	$615,747	$350,274
Total assets include:
Additions to premises and equipment and intangibles	$2,274	$740	$887	$11	$494	$680	$5,086	$4,005	$769	$312

Total liabilities	$554,970	$187,135	$183,055	$29,158	$1,127,564	$(37,492)	$2,044,390

	For the year ended October 31, 2023 (Restated – Note 2)

(Millions of Canadian dollars)	Personal Banking (4)	Commercial Banking (4)	Wealth Management (4)	Insurance	Capital Markets (2)	Corporate Support (2)	Total	Canada	United States	Other International
Net interest income (3)	$10,945	$4,771	$4,853	$–	$3,379	$1,181	$25,129	$18,752	$5,065	$1,312
Non-interest income	4,526	1,261	13,308	1,010	7,672	(1,442)	26,335	12,241	8,563	5,531
Total revenue	15,471	6,032	18,161	1,010	11,051	(261)	51,464	30,993	13,628	6,843
Provision for credit losses	1,264	315	328	–	561	–	2,468	1,648	784	36
Non-interest expense	6,813	2,143	14,387	293	6,509	668	30,813	14,972	11,177	4,664
Net income (loss) before income taxes	7,394	3,574	3,446	717	3,981	(929)	18,183	14,373	1,667	2,143
Income taxes (recoveries)	1,976	992	753	168	(158)	(160)	3,571	4,707	(1,103)	(33)
Net income	$5,418	$2,582	$2,693	$549	$4,139	$(769)	$14,612	$9,666	$2,770	$2,176
Non-interest expense includes:
Depreciation and amortization	$951	$4	$1,240	$42	$509	$–	$2,746	$1,554	$836	$356
Impairment of other intangibles	13	–	81	1	2	11	108	28	65	15

Total assets	$498,533	$135,959	$180,781	$24,130	$1,100,172	$66,956	$2,006,531	$1,043,737	$639,296	$323,498
Total assets include:
Additions to premises and equipment and intangibles	$463	$–	$1,008	$53	$311	$639	$2,474	$1,334	$700	$440

Total liabilities	$498,442	$135,956	$178,943	$24,895	$1,099,893	$(46,745)	$1,891,384

(1)	On March 28, 2024, we completed the HSBC Canada transaction. HSBC Canada results have been consolidated from the closing date, and are included in our Personal Banking, Commercial Banking, Wealth Management and Capital Markets segments. For further details, refer to Note 6
(2)	Taxable equivalent basis.
(3)	Interest revenue is reported net of interest expense as we rely primarily on net interest income as a performance measure.
(4)	Amounts have been revised from those previously presented to conform to our new basis of segment presentation.